Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 19,998	$ 6,678
Trade and other receivables	1,892	290
Inventories (note 5)	3,306	4,009
Income taxes receivable	123
Prepaid expenses and other assets (note 6)	2,902	290
Total current assets	28,221	11,267
Non-current assets
Restricted cash and cash equivalents	126	8
Investment tax credit receivable	729	743
Property and equipment (note 7)	11,807	11,645
Intangible assets (note 8)	1,807	7
Deferred tax assets	1,079	75
Total non-current assets	15,548	12,478
Total assets	43,769	23,745
Current liabilities
Payables and accrued liabilities (note 9)	4,817	1,012
Provisions	504
Income taxes payable	113
Current portion of deferred revenues (note 4)	46
Current portion of lease liabilities	405	299
Warrant liability (note 11)	2,143
DSU liability (note 12)	139
Total current liabilities	8,167	1,311
Non-current liabilities
Deferred revenues (note 4)	1,924
Lease liabilities	1,211	1,399
Employee future benefits (note 10)	12,453
Total non-current liabilities	15,588	1,399
Total liabilities	23,755	2,710
Shareholders’ equity
Share capital (note 13)	22,388	13,517
Contributed surplus	4,337	3,874
Retained earnings	(5,158)	4,356
Accumulated other comprehensive loss	(1,553)	(712)
Total Shareholders’ equity	20,014	21,035
Total liabilities and shareholders’ equity	$ 43,769	$ 23,745